Accumulated Other Comprehensive Income Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE LOSS

The activity in accumulated other comprehensive loss is presented in the tables below (in thousands). All amounts are shown net of tax, which is calculated using a combined Federal and state income tax rate approximating 37%.

	Accumulated Other Comprehensive Loss
		Unrealized
		Gains (Losses) on
	Defined Benefit	Securities
	Pension Plans	Available-for-Sale	Total

Balance at December 31, 2013	$(2,880)	$(2,110)	$(4,990)

Other comprehensive income before reclassifications	(2,470)	4,030	1,560
Amounts reclassified from other comprehensive loss	—	(729)	(729)
	(2,470)	3,301	831

Balance at December 31, 2014	$(5,350)	$1,191	$(4,159)

Other comprehensive income before reclassifications	590	1,081	1,671
Amounts reclassified from other comprehensive loss	—	(1,344)	(1,344)
	590	(263)	327

Balance at December 31, 2015	$(4,760)	$928	$(3,832)

	Amount reclassified from Other Comprehensive Loss			Affected line item
	December 31,			in the Statements
	2015	2014	2013	of Income

Securities available-for-sale:
Net securities (gains) losses reclassified into earnings	$(2,130)	$(1,156)	$(764)	Security gains (losses)
Related income tax expense	786	427	282	Income tax expense
Net effect on accumulated other comprehensive loss	$(1,344)	$(729)	$(482)